Annual Total Returns- Janus Henderson Short Duration Flexible Bond Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Short Duration Flexible Bond Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.50%	3.53%	1.44%	0.64%	0.29%	1.58%	1.28%	0.90%	4.18%	4.82%